                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended June 30, 2003.
                                                       --------

Check here if Amendment;  / /           Amendment Number:
This Amendment (Check only one):           / /  is a restatement.
                                           / /  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                      White Mountains Insurance Group, Ltd.
Address of Principal Executive Office:     80 South Main Street
                                           Hanover, New Hampshire 03755
                                           U.S.A.

Form 13F File Number:                      028-01681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    J. Brian Palmer
Title:   Chief Accounting Officer
Phone:   (603) 640-2200

Signature, Place, and Date of Signing:

/s/   J. Brian Palmer          Hanover, New Hampshire          August 12, 2003
------------------------     --------------------------      -------------------
     [Signature]                    [City, State]                  [Date]


Report Type (Check only one):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
028-06739                           High Rise Capital Management, L.P.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          2
                                                      ------------

Form 13F Information Table Entry Total:                 100 items
                                                      ------------

Form 13F Information Table Value Total:               $446,238,749
                                                      ------------

List of Other Included Managers:

Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13F File Number          Name

1.              028-07388                     Folksamerica Holding Company, Inc.
                ---------                     ----------------------------------
2.              028-00470                     White Mountains Advisors LLC
                ---------                     ----------------------------

                                     WHITE MOUNTAINS INSURANCE GROUP, Ltd.

                                    FORM 13F INFORMATION TABLE - JUNE 30, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                      AMOUNT AND
                                  TITLE     CUSIP         MARKET        TYPE OF    INVESTMENT            VOTING AUTHORITY (SHARES)
NAME OF ISSUER                  OF CLASS   NUMBER         VALUE        SECURITY    DISCRETION  MANAGERS*  SOLE      SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
   1  BANK OF BERMUDA LTD         SHS       G07644100        530,480      15,200   DEFINED     1, 3                 15,200
   2  EVEREST RE GROUP LTD        COM       G3223R108        467,992       6,100   DEFINED     1, 3                  6,100
   3  WILLIS GROUP HOLDING LTD    SHS       G96655108        279,680       9,200   DEFINED     1, 3                  9,200
   4  ALEXANDER & BALDWIN INC     COM       014482103      1,046,400      40,000   DEFINED     1, 3                 40,000
   5  ALEXANDER & BALDWIN INC     COM       014482103      4,578,000     175,000   DEFINED     2, 3                175,000
   6  ALLEGHENY ENERGY INC        COM       017361106        313,320      37,300   DEFINED     1, 3                 37,300
   7  ALLEGHENY ENERGY INC        COM       017361106      5,754,000     685,000   DEFINED     2, 3                685,000
   8  AMERADA HESS CORP           COM       023551104      3,446,100      70,000   DEFINED     1, 3                 70,000
   9  AMERADA HESS CORP           COM       023551104     28,061,100     570,000   DEFINED     2, 3                570,000
  10  AMERICAN INT'L. GROUP       COM       026874107        496,620       9,000   DEFINED     2, 3                  9,000
  11  AON CORP                    COM       037389103      3,199,034     132,740   DEFINED     1, 3                132,740
  12  AON CORP                    COM       037389103     11,929,500     495,000   DEFINED     2, 3                495,000
  13  ARCHER DANIELS MIDLAND      COM       039483102        387,000      30,000   DEFINED     1, 3                 30,000
  14  ARCHER DANIELS MIDLAND      COM       039483102      8,385,000     650,000   DEFINED     2, 3                650,000
  15  BISYS GROUP INC             COM       055472104        184,690      10,120   DEFINED     1, 3                 10,120
  16  BANK OF HAWAII CORP         COM       062540109        530,265      15,900   DEFINED     1, 3                 15,900
  17  BANKNORTH GROUP             COM       06646R107        510,400      20,000   DEFINED     2, 3                 20,000
  18  WR BERKLEY CORP             COM       084423102        372,537       7,100   DEFINED     1, 3                  7,100
  19  BERKSHIRE HATHAWAY INC      CL A      084670108      7,757,500         107   DEFINED     2, 3                    107
  20  BERKSHIRE HATHAWAY INC      CL B      084670207      1,262,196         522   DEFINED     1, 3                    522
  21  BERKSHIRE HATHAWAY INC      CL B      084670207      4,836,000       2,000   DEFINED     2, 3                  2,000
  22  CAPITOL FEDERAL FINANCIAL   COM       14057C106      4,373,294     155,000   DEFINED     2, 3                155,000
  23  CAPITOL FEDERAL FINANCIAL   COM       14057C106      1,269,666      45,000   DEFINED     1, 3                 45,000
  24  CHARTER FINANCIAL CORP      COM       16122M100      3,248,750     115,000   DEFINED     2, 3                115,000
  25  COUNTRYWIDE CREDIT IND INC  COM       222372104        712,635      10,500   DEFINED     1, 3                 10,500
  26  DELUXE CORP                 COM       248019101        627,200      14,000   DEFINED     2, 3                 14,000
  27  EASTMAN CHEMICAL            COM       277432100        633,400      20,000   DEFINED     1, 3                 20,000
  28  EASTMAN CHEMICAL            COM       277432100      2,850,300      90,000   DEFINED     2, 3                 90,000
  29  EL PASO ELECTRIC CO         COM NEW   283677854      3,149,082     255,400   DEFINED     1, 3                255,400
  30  EL PASO ELECTRIC CO         COM NEW   283677854     21,824,100   1,770,000   DEFINED     2, 3              1,770,000
  31  EQUITY OFFICE PROPERTIES TR COM       294741103        519,726      19,400   DEFINED     1, 3                 19,400
  32  ERIE INDEMNITY COMPANY      COM       29530P102        282,200       6,800   DEFINED     1, 3                  6,800
  33  ETHAN ALLEN                 COM       297602104        562,560      16,000   DEFINED     2, 3                 16,000
  34  FAIRMONT HOTELS & RESORTS   COM       305204109      5,101,200     218,000   DEFINED     2, 3                218,000
  35  FIRST DATA CORP             COM       319963104        371,130       8,900   DEFINED     1, 3                  8,900
  36  FIRSTENERGY CORP            COM       337932107        384,500      10,000   DEFINED     1, 3                 10,000
  37  FIRSTENERGY CORP            COM       337932107     25,953,750     675,000   DEFINED     2, 3                675,000
  38  FORTUNE BRANDS INC          COM       349631101      7,308,000     140,000   DEFINED     2, 3                140,000
  39  GOLDMAN SACHS GROUP         COM       38141G104        418,750       5,000   DEFINED     2, 3                  5,000
  40  GREAT LAKES CHEMICAL CORP   COM       390568103        918,000      45,000   DEFINED     1, 3                 45,000
  41  GREAT LAKES CHEMICAL CORP   COM       390568103     17,544,000     860,000   DEFINED     2, 3                860,000
  42  HASBRO INC                  COM       418056107      4,459,950     255,000   DEFINED     2, 3                255,000
  43  HONDA MOTOR CO              COM       438128308        571,500      30,000   DEFINED     2, 3                 30,000
  44  HONEYWELL INC               COM       438516106        805,500      30,000   DEFINED     2, 3                 30,000
  45  HOUSTON EXPLORATION CO      COM       442120101        867,500      25,000   DEFINED     2, 3                 25,000
  46  ILLINOIS TOOL WORKS         COM       452308109      1,317,000      20,000   DEFINED     2, 3                 20,000
  47  IMPERIAL CHEMICAL
       INDUSTRIES                 ADR NEW   452704505        830,000     100,000   DEFINED     2, 3                100,000
  48  INTL SPEEDWAY CORP          COM       460335201        232,678       5,960   DEFINED     1, 3                  5,960
  49  JEFFERSON PILOT CORPORATION COM       475070108      1,243,800      30,000   DEFINED     2, 3                 30,000
  50  KOHLS CORP                  COM       500255104      1,027,600      20,000   DEFINED     2, 3                 20,000
  51  L-3 COMMUNICATIONS HOLDINGS COM       502424104        869,800      20,000   DEFINED     2, 3                 20,000
  52  LAFARGE NORTH AMERICA INC   COM       505862102        519,960      16,800   DEFINED     1, 3                 16,800
  53  LONGVIEW FIBRE CO           COM       543213102        328,000      40,000   DEFINED     1, 3                 40,000
  54  LONGVIEW FIBRE CO           COM       543213102      5,289,000     645,000   DEFINED     2, 3                645,000
  55  MARATHON OIL CORP           COM       565849106      2,592,840      98,400   DEFINED     1, 3                 98,400
  56  MARATHON OIL CORP           COM       565849106     31,751,750   1,205,000   DEFINED     2, 3              1,205,000
  57  MASCO CORPORATION           COM       574599106        834,750      35,000   DEFINED     2, 3                 35,000
  58  MATTEL                      COM       577081102      1,040,600      55,000   DEFINED     2, 3                 55,000
  59  MCDONALDS CORP              COM       580135101        882,400      40,000   DEFINED     1, 3                 40,000
  60  MCDONALDS CORP              COM       580135101     10,478,500     475,000   DEFINED     2, 3                475,000
  61  MELLON BK CORP              COM       58551A108        555,000      20,000   DEFINED     2, 3                 20,000
  62  MEREDETH CORP               COM       589433101        660,000      15,000   DEFINED     1, 3                 15,000
  63  MEREDETH CORP               COM       589433101     20,460,000     465,000   DEFINED     2, 3                465,000
  64  OCTEL CORP                  COM       675727101        625,500      45,000   DEFINED     1, 3                 45,000
  65  OCTEL CORP                  COM       675727101     17,514,000   1,260,000   DEFINED     2, 3              1,260,000
  66  OHIO CASUALTY CORP          COM       677240103        367,476      27,100   DEFINED     1, 3                 27,100

  67  OVERSEAS SHIPPING GROUP     COM       690368105        660,300      30,000   DEFINED     1, 3                 30,000
  68  OVERSEAS SHIPPING GROUP     COM       690368105      6,933,150     315,000   DEFINED     2, 3                315,000
  69  PAULA FINANCIAL             COM       703588103        563,537     423,712   DEFINED     2, 3                423,712
  70  PEOPLES BANK                COM       710198102      1,304,550      45,000   DEFINED     1, 3                 45,000
  71  PEOPLES BANK                COM       710198102     15,364,700     530,000   DEFINED     2, 3                530,000
  72  PLUM CREEK TIMBER CO        COM       729251108        648,750      25,000   DEFINED     2, 3                 25,000
  73  POST PROPERTIES INC         COM       737464107        419,359      13,800   DEFINED     1, 3                 13,800
  74  POTLATCH CORPORATION        COM       737628107      1,030,000      40,000   DEFINED     1, 3                 40,000
  75  POTLATCH CORPORATION        COM       737628107     10,428,750     405,000   DEFINED     2, 3                405,000
  76  PRUDENTIAL FINANCIAL INC    COM       744320102      3,028,500      90,000   DEFINED     2, 3                 90,000
  77  RYDER SYSTEM                COM       783549108      3,074,400     120,000   DEFINED     1, 3                120,000
  78  RYDER SYSTEM                COM       783549108     17,934,000     700,000   DEFINED     2, 3                700,000
  79  SAFETY INSURANCE GROUP INC  COM       78648T100        169,280      11,500   DEFINED     1, 3                 11,500
  80  SAFEWAY INC                 COM       786514208        409,200      20,000   DEFINED     2, 3                 20,000
  81  SIERRA PACIFIC RESOURCES    COM       826428104      1,740,420     293,000   DEFINED     1, 3                293,000
  82  SIERRA PACIFIC RESOURCES    COM       826428104     16,483,500   2,775,000   DEFINED     2, 3              2,775,000
  83  STANLEY WORKS               COM       854616109      1,380,000      50,000   DEFINED     2, 3                 50,000
  84  TJX COMPANIES INC           COM       872540109      1,130,400      60,000   DEFINED     2, 3                 60,000
  85  TXU CORP                    COM       873168108      1,796,000      80,000   DEFINED     2, 3                 80,000
  86  TORONTO-DOMINION BANK       COM       891160509        277,800      10,000   DEFINED     2, 3                 10,000
  87  TRAVELERS PROPERTY &
       CASUALTY                   COM       89420G109      1,272,000      80,000   DEFINED     2, 3                 80,000
  88  UICI                        COM       902737105        277,542      18,140   DEFINED     1, 3                 18,140
  89  UNISOURCE ENERGY CORP. HLD. COM       909205106      5,040,280     268,100   DEFINED     1, 3                268,100
  90  UNISOURCE ENERGY CORP. HLD. COM       909205106     30,362,000   1,615,000   DEFINED     2, 3              1,615,000
  91  UNITED PARCEL SERVICE       COM       911312106      1,274,000      20,000   DEFINED     2, 3                 20,000
  92  UNOCAL CORP                 COM       915289102        430,350      15,000   DEFINED     1, 3                 15,000
  93  UNOCAL CORP                 COM       915289102     13,914,650     485,000   DEFINED     2, 3                485,000
  94  WACHOVIA CORP               COM       929903102        549,380      13,690   DEFINED     1, 3                 13,690
  95  WELLPOINT HEALTH NETWORKS   COM       94973H108      1,686,000      20,000   DEFINED     2, 3                 20,000
  96  WESTFIELD FINANCIAL INC     COM       96008D101        282,150      15,000   DEFINED     2, 3                 15,000
  97  WILTEL COMMUNICATIONS INC   COM       972487102      1,160,640      78,000   DEFINED     1, 3                 78,000
  98  WILTEL COMMUNICATIONS INC   COM       972487102      5,728,800     385,000   DEFINED     2, 3                385,000
  99  XCEL ENERGY INC             COM       98389B100        526,400      35,000   DEFINED     1, 3                 35,000
 100  XCEL ENERGY INC             COM       98389B100     10,452,800     695,000   DEFINED     2, 3                695,000
                                                        ------------
                                                        $446,238,749
                                                        ============

*   1 = Folksamerica Holding Company, Inc. (Form 13F filed separately)
*   2 = White Mountains Advisors LLC (Form 13F filed separately)
*   3 = White Mountains Insurance Group, Ltd.